Debt (Details) - USD ($)																1 Months Ended						2 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 04, 2025	Apr. 30, 2025	Mar. 31, 2025	Mar. 07, 2025	Mar. 05, 2025	Feb. 05, 2025	Dec. 31, 2024	Nov. 30, 2024	Sep. 30, 2024	May 30, 2024	May 01, 2024	Apr. 30, 2024	Apr. 15, 2024	Mar. 01, 2024	Jun. 05, 2023	Feb. 15, 2025	Aug. 31, 2024	May 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Nov. 30, 2023	Sep. 30, 2024	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 01, 2025	Jul. 24, 2025	May 12, 2025	Mar. 10, 2025	Feb. 28, 2025	Feb. 10, 2025	Nov. 13, 2024	Jun. 30, 2024	Jun. 14, 2024	Jan. 16, 2024	Dec. 31, 2022	Feb. 22, 2022	Dec. 03, 2021
Debt [Line Items]
Convertible debt							$ 5,722,511																						$ 5,722,511	$ 4,527,228
Unamortized debt issuance costs and debt discount
Investment discount rate															10.00%														10.00%
Debt discount
Common stock, per share (in Dollars per share)							$ 0.0001																$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Percentage of purchase price per shares							5.00%																						5.00%
Common stock shares (in Shares)							250,000,000																250,000,000				250,000,000		250,000,000	250,000,000
Debt discount amount																											$ 100,781	$ 46,410	$ 50,629	$ 462,170
Amortization of debt discount																														143,906
Additional principal amount	$ 3,850,000
Percentage of principal amount																											90.00%
Additional debt discount																									$ 704,239		$ 438,709	1,985,213	$ 2,179,122	$ 2,769,208
Anticipated price per share (in Dollars per share)							$ 125																						$ 125
IPO valuation																											$ 6,785,000
Short term							$ 25,000																						$ 25,000
Common stock shares issued (in Shares)							7,033,330																10,972,588				10,972,588		7,033,330	5,744,929
Interest expense																	$ 80,000												$ 111,117
Price per share (in Dollars per share)																																	$ 4
Repayment of the loan principal																											$ 399,126	25,000	25,000
Loan extension fees																												997,253	997,253	1,864,153
Market Risk Benefit, Change in Fair Value, Gain (Loss)																														31,956
Additional debt discount																									0			6,819
Total debt converted																											$ 6,765,772
Shares issued																													(351,405)
Remaining shares (in Shares)																											355
Foreign currency exchange																											$ 13
Repayment of debt																													206,617
Principal																													95,500
Repayment of principal amount																	$ 80,000
Total proceeds																											101,650	$ 292,900	322,900
Principal total							$ 187,900																						187,900
Total payment			$ 650,000																					650,000
Additional interest expense																								$ 201,374
Percentage of principal amount																								30.00%
Share payable		$ 45,000	$ 45,000				45,000																	$ 45,000					45,000
Forecast [Member]
Debt [Line Items]
Repayment of the loan principal		29,223
Original Issue Discount Convertible Promissory Notes [Member]
Debt [Line Items]
Convertible debt							5,722,511																						$ 5,722,511												$ 2,300,575
Unamortized debt issuance costs and debt discount																																									$ 469,082
Investment discount rate																													20.00%
Number of purchase price per share (in Dollars per share)																													$ 0.8
Original issued discount																													20.00%
Debt discount							$ 6,819																						$ 6,819	$ 179,956
Common stock, per share (in Dollars per share)							$ 0.0001																						$ 0.0001
Percentage of purchase price per shares							20.00%																						20.00%
Equity securities amount																													$ 20,000,000
Capitalization shares (in Shares)																													5,819,896
Fair market value price (in Dollars per share)																												$ 2,302		$ 2.44
Debt issuance shares (in Shares)																													2,304
Debt discount amount																								45,000
Amortization of debt discount																														$ 143,905
Additional principal amount																													$ 532,615	798,923
Principal amount							$ 2,663,075							$ 266,307							$ 156,749								$ 2,663,075	$ 266,308										$ 266,308
Percentage of principal amount																													15.00%
Debt amended rate																					15.00%
Outstanding principal amount increase rate																				10.00%	20.00%
Maturity date														May 30, 2024																Sep. 03, 2023
Debt fee rate																					25.00%									20.00%
Additional principal amount																														$ 532,615
Additional debt discount																								$ 90,000
Accrued interest remained outstanding																													$ 888,894	$ 363,120
Original issue discount percentage																								30.00%
Extension Note [Member]
Debt [Line Items]
Original issued discount																													20.00%
Additional principal amount													$ 281,977
Principal amount							25,912																						$ 25,912
Debt fee rate													25.00%
Accrued interest remained outstanding																							$ 144,239				381,535
Debt Discount [Member]
Debt [Line Items]
Debt discount amount																													46,410
Convertible Promissory Notes [Member]
Debt [Line Items]
Capitalization shares (in Shares)																		5,819,896	5,819,896
Fair market value price (in Dollars per share)																		$ 3.43	$ 3.43
Debt issuance shares (in Shares)				103,101							1,204	1,204
Principal amount												$ 103,650						$ 103,650	$ 103,650
Debt issuance cost																		82,920	82,920						0			$ 158,424
Additional debt discount																		20,730	20,730									39,606
Loan extension fees																									0			997,253
Convertible to shares of common stock (in Shares)				1,912,176
Converted amount																							$ 6,713,272				6,713,272
Notes Payable [Member]
Debt [Line Items]
Additional principal amount		80,000
Anticipated price per share (in Dollars per share)			$ 4																					$ 4
Accrued interest remained outstanding																											29,223
Loan amount							$ 12,900																						12,900									$ 12,198
Interest expense		80,000
Foreign currency exchange																										$ 424
Repayment of debt																											29,223
Debt extinguishment																											1,554
Notes Payable [Member] | Forecast [Member]
Debt [Line Items]
Accrued interest remained outstanding		29,223
Principal		$ 30,000
Original Issue Discount Convertible Promissory Note - December 2024 [Member]
Debt [Line Items]
Additional principal amount																													5,722,511
Accrued interest remained outstanding																													$ 888,894
Original Issue Discount Convertible Promissory Note - December 2024 [Member] | Forecast [Member]
Debt [Line Items]
Maturity date		Feb. 15, 2025
Common stock shares issued (in Shares)		1,875
Loan Agreement [Member]
Debt [Line Items]
Principal amount						$ 9,314																													$ 15,500
Percentage of principal amount						200.00%
Percentage of repayment of additional fees						100.00%
Interest expense																											111,117
Repayment of debt																											206,617
Additional loan																																				$ 6,186
Principal																											95,500
Confidential Release and Final Agreement [Member]
Debt [Line Items]
Debt discount amount																											90,000
Accrued interest remained outstanding																								$ 45,000
Repayment of the loan principal																								150,000
Total proceeds																								86,150
Borrowings [Member]
Debt [Line Items]
Additional principal amount																								273,626
Accrued interest remained outstanding																								$ 175,000
Short-Term Promissory Notes [Member]
Debt [Line Items]
Maturity date																								Apr. 10, 2025
Second Amendment [Member] | Original Issue Discount Convertible Promissory Notes [Member]
Debt [Line Items]
Debt fee rate																					20.00%
Common Stock [Member]
Debt [Line Items]
Common stock, per share (in Dollars per share)																																$ 0.0001							$ 0.0001			$ 0.0001	$ 0.0001
Common stock shares (in Shares)																																										250,000,000	50,000,000
Common stock shares issued (in Shares)							6,296,434	937,500																					6,296,434	5,744,929							937,500
Shares issued
Common Stock [Member] | Original Issue Discount Convertible Promissory Notes [Member]
Debt [Line Items]
Common stock shares (in Shares)																														73,869
Convertible Debt [Member]
Debt [Line Items]
Debt discount							$ 39,606																						$ 39,606	$ 72,500
Debt issuance shares (in Shares)																													2,304
Percentage of due							30.00%																						30.00%
Convertible Debt [Member] | Convertible Promissory Notes [Member]
Debt [Line Items]
Additional debt discount																		$ 4,159	$ 4,159
Convertible Debt [Member] | Common Stock [Member]
Debt [Line Items]
Percentage of common stock																													30.00%
Repayment of the loan principal																													$ 25,000
Bridge Loan [Member]
Debt [Line Items]
Fair market value price (in Dollars per share)																	$ 1.41
Principal amount							$ 30,000																						30,000
Accrued interest remained outstanding																											175,000		30,000
Short term									$ 280,000								$ 280,000					$ 280,000			280,000			280,000
Short-term loan interest rate									100.00%								100.00%					100.00%
Percentage of repayment of additional fees																	100.00%
Common stock shares issued (in Shares)								24,500
Repayment of debt																											175,000
Bridge Loan [Member] | Original Issue Discount Convertible Promissory Notes [Member]
Debt [Line Items]
Fair market value price (in Dollars per share)									$ 1.41													$ 1.41
Principal amount							255,000																						255,000
Accrued interest remained outstanding																													255,000
Loan amount									$ 280,000													$ 280,000			$ 280,000			$ 280,000
Short-term loan interest rate								100.00%
Percentage of repayment of additional fees									100.00%
Common stock shares issued (in Shares)									198,454													198,454			198,454			198,454
Repaid the short-term loans									$ 25,000
Short-term loan								$ 30,000	25,000													$ 25,000			$ 25,000			$ 25,000
Interest expense																									560,000			560,000	560,000
Bridge Loan [Member] | Notes Payable [Member]
Debt [Line Items]
Accrued interest remained outstanding							30,000
Original Issue Discount Promissory Note [Member]
Debt [Line Items]
Debt discount amount																													7,500
Amortization of debt discount																													15,000
Additional principal amount																													7,500
Principal amount							32,500																						32,500
Additional debt discount																													4,219
Short term							$ 25,000																						$ 25,000
Common stock shares issued (in Shares)			11,250				1,875																	11,250					1,875
Percentage of due							30.00%																						30.00%
Unamortized debt discount							$ 10,781																						$ 10,781
Convertible Debt December 2024 [Member]
Debt [Line Items]
Debt discount amount																											10,781		7,500
Amortization of debt discount																											$ 15,000
Additional principal amount																													7,500
Principal amount							32,500																						32,500
Additional debt discount																													4,219
Short term							$ 25,000																						$ 25,000
Common stock shares issued (in Shares)							1,875																						1,875
Percentage of due																							30.00%				30.00%
Percentage of common stock																30.00%
Unamortized debt discount							$ 10,781																						$ 10,781
Amortization																							$ 0
Combination [Member]
Debt [Line Items]
Percentage of voting power							50.00%																						50.00%
Subsequent Event [Member]
Debt [Line Items]
Additional principal amount																								$ 273,626
Accrued interest remained outstanding			$ 45,000																					175,000
Loan amount						$ 9,314																									$ 11
Price per share (in Dollars per share)																																		$ 4
Repayment of the loan principal			25,000
Additional loan																																				$ 6,186
Principal total																																			$ 80,000
Total payment			650,000																					650,000
Additional interest expense																								201,374
Share payable			45,000																					45,000
Subsequent Event [Member] | Original Issue Discount Convertible Promissory Note - December 2024 [Member]
Debt [Line Items]
Accrued interest remained outstanding			7,500
Principal			150,000
Subsequent Event [Member] | Original Issue Discount Promissory Note [Member]
Debt [Line Items]
Percentage of common stock																30.00%
Minimum [Member] | Original Issue Discount Convertible Promissory Notes [Member]
Debt [Line Items]
Common stock, per share (in Dollars per share)																														$ 3.43
Market Risk Benefit, Change in Fair Value, Gain (Loss)																												2.42
Minimum [Member] | Convertible Promissory Notes [Member]
Debt [Line Items]
Anticipated price per share (in Dollars per share)											$ 3.43	$ 3.43							$ 3.43
Minimum [Member] | Convertible Debt [Member]
Debt [Line Items]
Debt discount amount																												46,410
Minimum [Member] | Subsequent Event [Member] | Original Issue Discount Convertible Promissory Note - December 2024 [Member]
Debt [Line Items]
Principal			25,000
Maximum [Member] | Original Issue Discount Convertible Promissory Notes [Member]
Debt [Line Items]
Common stock, per share (in Dollars per share)																														$ 3.48
Market Risk Benefit, Change in Fair Value, Gain (Loss)																									3.46
Maximum [Member] | Convertible Promissory Notes [Member]
Debt [Line Items]
Principal amount									$ 198,030													$ 198,030			198,030			$ 198,030
Anticipated price per share (in Dollars per share)											$ 3.46	$ 3.46							$ 3.46
Maximum [Member] | Convertible Debt [Member]
Debt [Line Items]
Debt discount amount																									$ 0
Maximum [Member] | Subsequent Event [Member] | Original Issue Discount Convertible Promissory Note - December 2024 [Member]
Debt [Line Items]
Accrued interest remained outstanding			7,500
IPO [Member]
Debt [Line Items]
Principal amount							$ 5,722,511																						$ 5,722,511
Maturity date																													Feb. 15, 2025
Anticipated price per share (in Dollars per share)					$ 4		$ 4																						$ 4
IPO valuation																											$ 1,351,098
Short term							$ 150,000																						$ 150,000
Common stock shares issued (in Shares)		29,305
Price per share (in Dollars per share)							$ 4	$ 4																					$ 4								$ 4
Total debt converted																													$ 6,611,405
Shares issued																											1,234
Original issue discount percentage																													30.00%
Percentage of principal amount																													30.00%
IPO [Member] | Original Issue Discount Convertible Promissory Notes [Member]
Debt [Line Items]
IPO valuation										$ 20,000,000
Short-term loan			150,000																					150,000
IPO [Member] | Convertible Promissory Notes [Member]
Debt [Line Items]
IPO valuation										$ 20,000,000
Accrued interest remained outstanding																													$ 888,894
IPO [Member] | Common Stock [Member]
Debt [Line Items]
Debt issuance shares (in Shares)																													6,250
Shares issued																											$ 101,867
IPO [Member] | Convertible Debt December 2024 [Member]
Debt [Line Items]
Maturity date		Feb. 15, 2025
Accrued interest remained outstanding																								7,500
Common stock shares issued (in Shares)		1,875
Price per share (in Dollars per share)																$ 4
Repayment of the loan principal																								25,000
IPO [Member] | Subsequent Event [Member]
Debt [Line Items]
Total proceeds																								86,150
Principal total			$ 187,900																					$ 187,900
IPO [Member] | Subsequent Event [Member] | Common Stock [Member]
Debt [Line Items]
IPO valuation					$ 4
IPO [Member] | Subsequent Event [Member] | Original Issue Discount Promissory Note [Member]
Debt [Line Items]
Price per share (in Dollars per share)																$ 4
IPO [Member] | Minimum [Member]
Debt [Line Items]
Convertible to shares of common stock (in Shares)				29,660